RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($)	Jun. 30, 2018 USD ($) vessel Rate	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel Rate	May 31, 2018 containership	Apr. 05, 2018 containership	Feb. 13, 2018 USD ($) Rate
Amounts due from and to related parties [Abstract]
Due from related parties				$ 6,851,000		$ 9,625,000
Loans to related parties - associated companies, long-term				293,710,000		314,000,000
Loans to related parties - others, long-term				4,446,000		0
Due to related parties				4,608,000		857,000
Related party leasing and service contracts [Abstract]
Termination fee	$ 4,400,000
Profit sharing revenues				0	$ 5,591,000	5,753,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income				5,986,000	9,385,000	16,362,000
Finance lease service revenue				13,428,000	19,827,000	35,010,000
Vessel Management Fees				24,847,000	31,013,000	57,714,000
Administration Services Fees				495,000	405,000	831,000
Related party loans [Abstract]
Initial face value									$ 8,900,000
Number of container vessels | containership							4	15
Interest expense incurred				1,422,000	0	0
Dividend income from related parties				$ 0	3,300,000	$ 3,300,000
Frontline Ltd [Member]
Related party leasing and service contracts [Abstract]
Issued share capital (percent) | Rate				6.48%		6.48%
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term				$ 114,677,000		$ 121,000,000
Related party loans [Abstract]
Loans advanced to related parties				125,000,000
Net outstanding loan balance				114,700,000
Accrued interest on loan notes receivable with related parties				2,700,000	2,800,000	5,500,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term				106,029,000		113,000,000
Related party loans [Abstract]
Loans advanced to related parties				145,000,000
Net outstanding loan balance				106,000,000
Accrued interest on loan notes receivable with related parties				2,500,000	2,900,000	5,400,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term				73,004,000		80,000,000
Related party loans [Abstract]
Loans advanced to related parties				145,000,000
Net outstanding loan balance				73,000,000
Accrued interest on loan notes receivable with related parties				1,800,000	2,500,000	4,300,000
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				6,424,000		5,579,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				0		3,559,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				0		171,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				0		97,000
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				368,000		0
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				$ 0		$ 153,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel						8
Profit share on charter revenues (percent) | Rate				33.00%
Profit sharing revenues				$ 0	0	$ 200,000
Leasing revenues earned from related parties [Abstract]
Vessel Management Fees				10,136,000	10,136,000	20,440,000
Operating Management Fees				360,000	370,000	738,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				59,000		66,000
Due to related parties				0		111,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties				$ 2,550,000		$ 539,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel				8		9
Leasing revenues earned from related parties [Abstract]
Vessel Management Fees				$ 14,351,000	20,506,000	$ 36,536,000
Newbuilding Supervision Fees				0	0	1,000,000
Commissions and Brokerage				132,000	112,000	269,000
Administration Services Fees				161,000	172,000	335,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties				491,000		147,000
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties				145,000		60,000
Leasing revenues earned from related parties [Abstract]
Administration Services Fees				145,000	22,000	82,000
Sterna Finance [Member]
Amounts due from and to related parties [Abstract]
Long-term receivables from related parties				4,446,000		0
Due to related parties				1,422,000		0
Related party loans [Abstract]
Principle debt amount				320,000,000
Frontline Charterers and Deep Sea [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases				258,600,000		314,000,000
Combined balance of net investments in direct financing leases, short-term maturities				$ 20,400,000		22,300,000
Frontline Shipping [Member]
Related party leasing and service contracts [Abstract]
Termination fee	$ 4,400,000
Loan interest rate | Rate									7.50%
Profit share on charter revenues (percent) | Rate				50.00%
Related party loans [Abstract]
Interest income				$ 0.00
Frontline Charterers, Deep Sea and UFC [Member]
Related party leasing and service contracts [Abstract]
Vessels and equipment, net				225,700,000		233,700,000
Profit sharing revenues				0	5,591,000	5,753,000
Leasing revenues earned from related parties [Abstract]
Operating lease income				26,498,000	29,540,000	57,568,000
Direct financing lease interest income				5,986,000	9,385,000	16,362,000
Finance lease service revenue				13,428,000	19,827,000	35,010,000
Direct financing lease repayments				10,247,000	14,064,000	25,091,000
Frontline Shipping and Frontline Shipping II [Member]
Related party leasing and service contracts [Abstract]
Profit share income from July 1 2015 onwards			$ 5,600,000	0	5,600,000
Frontline reverse stock split [Member]
Related party leasing and service contracts [Abstract]
Ordinary shares in Frontline (shares) | shares		11
Seatankers Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities				55,000	80,000	105,000
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Administration Services Fees				61,000	131,000	173,000
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities				$ 73,000	0	136,000
United Freight Carriers Inc [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage | Rate				50.00%
NorAm Drilling [Member]
Related party loans [Abstract]
Interest income on holding of investments in secured notes				$ 300,000	300,000	500,000
Other income				0		100,000
Golden Close [Member]
Related party loans [Abstract]
Interest income on holding of investments in secured notes				$ 0	$ 600,000	$ 600,000
Floating Rate Debt [Member] | Sterna Finance [Member]
Related party loans [Abstract]
Term of loan				13 months